Aristotle Value Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communication Services - 4.5%
Alphabet, Inc. - Class C	74,000	$13,126,860
Verizon Communications, Inc.	276,600	11,968,482
		25,095,342

Consumer Discretionary - 7.3%
Lennar Corp. - Class A	122,900	13,593,969
Lennar Corp. - Class B	78	8,210
Lowe's Cos., Inc.	47,400	10,516,638
Sony Group Corp. - ADR	618,900	16,109,967
		40,228,784

Consumer Staples - 5.2%
Coca-Cola Co.	173,400	12,268,050
Constellation Brands, Inc. - Class A	35,700	5,807,676
Procter & Gamble Co.	67,300	10,722,236
		28,797,962

Energy - 3.8%
Coterra Energy, Inc.	415,300	10,540,314
TotalEnergies SE - ADR	173,300	10,638,887
		21,179,201

Financials - 21.1%
American International Group, Inc.	154,600	13,232,214
Ameriprise Financial, Inc.	32,100	17,132,733
Blackstone, Inc.	77,200	11,547,576
Capital One Financial Corp.	95,700	20,361,132
Commerce Bancshares, Inc./MO	103,000	6,403,510
Cullen/Frost Bankers, Inc.	71,500	9,190,610
Mitsubishi UFJ Financial Group, Inc. - ADR	839,900	11,523,428
PNC Financial Services Group, Inc.	60,900	11,352,978
US Bancorp	271,100	12,267,275
Wells Fargo & Co.	43,975	3,523,277
		116,534,733

Health Care - 9.1%
Alcon AG	125,400	11,070,312
Amgen, Inc.	44,000	12,285,240
Danaher Corp.	51,900	10,252,326
Medtronic PLC	95,800	8,350,886
Merck & Co., Inc.	108,200	8,565,112
		50,523,876

Industrials - 10.8%
General Dynamics Corp.	38,700	11,287,242
Oshkosh Corp.	69,600	7,902,384
Parker-Hannifin Corp.	38,400	26,821,248
Uber Technologies, Inc. (a)	147,900	13,799,070
		59,809,944

Information Technology - 15.9%
Adobe, Inc. (a)	31,200	12,070,656
ANSYS, Inc. (a)	2,124	745,991
Microchip Technology, Inc.	170,600	12,005,122
Microsoft Corp.	47,400	23,577,234
QUALCOMM, Inc.	87,100	13,871,546
Synopsys, Inc. (a)	25,287	12,964,139
Teledyne Technologies, Inc. (a)	24,200	12,397,902
		87,632,590

Materials - 13.1%
Air Products and Chemicals, Inc.	39,900	11,254,194
Corteva, Inc.	272,700	20,324,331
Ecolab, Inc.	52,600	14,172,544
Martin Marietta Materials, Inc.	27,900	15,315,984
RPM International, Inc.	105,400	11,577,136
		72,644,189

Utilities - 6.8%
American Water Works Co., Inc.	83,900	11,671,329
Atmos Energy Corp.	95,100	14,655,861
Xcel Energy, Inc.	161,800	11,018,580
		37,345,770
TOTAL COMMON STOCKS (Cost $370,550,453)		539,792,391

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%	Shares	Value
Real Estate - 1.4%
Equity LifeStyle Properties, Inc.	125,700	7,751,919
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,731,257)		7,751,919

TOTAL INVESTMENTS - 99.0% (Cost $378,281,710)		547,544,310
Money Market Deposit Account - 0.9% (b)		4,744,756
Other Assets in Excess of Liabilities - 0.1%		997,446
TOTAL NET ASSETS - 100.0%		$553,286,512
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.